UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4612

Name of Fund:  Merrill Lynch EuroFund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch EuroFund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


Merrill Lynch EuroFund


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)

                                                       Shares
Country             Industry                             Held    Common Stocks                                          Value
Belgium - 1.1%      Leisure Equipment &               385,800    AGFA-Gevaert NV                                   $    8,940,835
                    Products - 1.1%

                                                                 Total Common Stocks in Belgium                         8,940,835


Finland - 2.7%      Electric Utilities - 2.7%         813,477    Fortum Oyj                                            22,028,792

                                                                 Total Common Stocks in Finland                        22,028,792


France - 17.0%      Automobiles - 3.7%                211,748    Peugeot SA                                            11,103,387
                                                      172,993    Renault SA                                            18,886,374
                                                                                                                   --------------
                                                                                                                       29,989,761

                    Commercial Banks - 5.3%           238,893    BNP Paribas                                           23,230,493
                                                      512,507    Credit Agricole SA                                    20,582,427
                                                                                                                   --------------
                                                                                                                       43,812,920

                    Construction &                    145,198    Vinci SA                                              14,740,114
                    Engineering - 1.8%

                    Electric Utilities - 1.1%         173,390    Electricite de France                                  8,923,851

                    Food & Staples Retailing - 2.1%   282,190    Carrefour SA                                          17,577,231

                    Oil, Gas & Consumable             366,814    Total SA                                              24,926,744
                    Fuels - 3.0%

                                                                 Total Common Stocks in France                        139,970,621


Germany - 15.5%     Air Freight & Logistics - 1.3%    448,207    Deutsche Post AG                                      11,084,917

                    Chemicals - 3.7%                  194,197    BASF AG                                               15,615,361
                                                      306,665    Bayer AG                                              15,094,331
                                                                                                                   --------------
                                                                                                                       30,709,692

                    Construction &                    208,463    Hochtief AG                                           11,008,281
                    Engineering - 1.3%

                    Industrial Conglomerates - 2.7%   275,590    Siemens AG                                            22,195,333

                    Insurance - 2.3%                  121,027    Allianz AG Registered Shares                          18,994,015

                    Metals & Mining - 2.1%            488,729    ThyssenKrupp AG                                       17,089,081

                    Multi-Utilities - 2.1%            191,801    RWE AG                                                16,832,550

                                                                 Total Common Stocks in Germany                       127,913,869


Hungary - 1.4%      Oil, Gas & Consumable             102,595    Mol Magyar Olaj- es Gazipari Rt.                      11,362,152
                    Fuels - 1.4%

                                                                 Total Common Stocks in Hungary                        11,362,152


Ireland - 2.5%      Commercial Banks - 2.5%           867,893    Allied Irish Banks Plc                                20,966,060

                                                                 Total Common Stocks in Ireland                        20,966,060


Italy - 10.6%       Commercial Banks - 3.7%         1,250,214    Capitalia SpA                                         10,482,135
                                                    2,544,805    UniCredito Italiano SpA                               19,566,430
                                                                                                                   --------------
                                                                                                                       30,048,565

                    Diversified Telecommunication   6,201,357    Telecom Italia SpA (RNC)                              14,949,226
                    Services - 1.8%

                    Electric Utilities - 1.5%       1,372,313    Enel SpA                                              12,101,278

                    Oil, Gas & Consumable             968,619    ENI SpA                                               29,678,721
                    Fuels - 3.6%

                                                                 Total Common Stocks in Italy                          86,777,790


Netherlands - 3.8%  Diversified Financial             634,082    ING Groep NV CVA                                      25,715,759
                    Services - 3.1%

                    Metals & Mining - 0.7%            171,944    Mittal Steel NV                                        5,836,718

                                                                 Total Common Stocks in the Netherlands                31,552,477


Norway - 1.9%       Oil, Gas & Consumable             538,548    Statoil ASA                                           15,936,344
                    Fuels - 1.9%

                                                                 Total Common Stocks in Norway                         15,936,344


Spain - 1.9%        Commercial Banks - 1.9%           737,339    Banco Bilbao Vizcaya Argentaria SA                    15,657,433

                                                                 Total Common Stocks in Spain                          15,657,433


Sweden - 5.5%       Commercial Banks - 1.7%           560,970    Svenska Handelsbanken Class A                         14,179,349

                    Diversified Financial           1,131,872    Investor AB                                           20,693,075
                    Services - 2.5%

                    Diversified Telecommunication   1,837,738    TeliaSonera AB                                        10,282,974
                    Services - 1.3%

                                                                 Total Common Stocks in Sweden                         45,155,398


Switzerland - 4.2%  Capital Markets - 2.4%            359,733    Credit Suisse Group                                   20,143,412

                    Insurance - 1.8%                  205,979    Swiss Reinsurance Registered Shares                   14,804,192

                                                                 Total Common Stocks in Switzerland                    34,947,604


United              Aerospace & Defense - 1.6%      1,923,895    BAE Systems Plc                                       12,832,552
Kingdom - 24.8%
                    Commercial Banks - 8.5%         1,573,944    Barclays Plc                                          18,454,758
                                                    1,252,741    HBOS Plc                                              22,793,056
                                                    1,601,773    HSBC Holdings Plc                                     29,038,864
                                                                                                                   --------------
                                                                                                                       70,286,678

                    Insurance - 4.3%                1,571,766    Aviva Plc                                             21,070,351
                                                    1,376,686    Prudential Plc                                        14,458,287
                                                                                                                   --------------
                                                                                                                       35,528,638

                    Oil, Gas & Consumable           1,679,922    BP Plc                                                20,230,577
                    Fuels - 6.2%                      834,793    Royal Dutch Shell Plc Class B                         30,720,258
                                                                                                                   --------------
                                                                                                                       50,950,835

                    Specialty Retail - 1.3%         1,910,663    Kesa Electricals Plc                                  11,023,056

                    Wireless Telecommunication     11,048,178    Vodafone Group Plc                                    23,979,662
                    Services - 2.9%

                                                                 Total Common Stocks in the United Kingdom            204,601,421


United              Capital Markets - 1.7%            581,274    KKR Private Equity Investors LP (a)(e)                13,659,939
States - 1.7%
                                                                 Total Common Stocks in the United States              13,659,939

                                                                 Total Common Stocks
                                                                 (Cost - $587,552,944) - 94.6%                        779,470,735



                                                                 Warrants (d)
United              Capital Markets - 0.1%          2,917,812    Deutsche Bank AG (expires 9/15/2006)                     653,729
Kingdom - 0.1%
                                                                 Total Warrants (Cost - $1,760,717) - 0.1%                653,729


                                                   Beneficial
                                                     Interest    Short-Term Securities
                                                $  38,992,286    Merrill Lynch Liquidity Series, LLC
                                                                 Cash Sweep Series I, 5.07% (b)(c)                     38,992,286

                                                                 Total Short-Term Securities
                                                                 (Cost - $38,992,286) - 4.7%                           38,992,286

                                                                 Total Investments (Cost - $628,305,947*) - 99.4%     819,116,750
                                                                 Other Assets Less Liabilities - 0.6%                   5,078,563
                                                                                                                   --------------
                                                                 Net Assets - 100.0%                               $  824,195,313
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     636,612,197
                                                  =================
    Gross unrealized appreciation                 $     193,315,068
    Gross unrealized depreciation                      (10,810,515)
                                                  -----------------
    Net unrealized appreciation                   $     182,504,553
                                                  =================


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Represents the current yield as of July 31, 2006.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                     $   35,383,848      $ 586,388
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                     $  (8,150,887)      $   7,658


(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of July 31, 2006 were as follows:


    Foreign Currency              Settlement                  Unrealized
    Purchased                        Date                    Appreciation

    EUR 148,461                  August 2006                   $    257
                                                               --------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $189,228)       $    257
                                                               ========

  o Currency Abbreviations:
    EUR   Euro
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch EuroFund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch EuroFund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch EuroFund, Inc.


Date:  September 20, 2006